CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Class A Ordinary Shares Subject To Redemotion
Temporary equity, par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding (in shares)	100,000,000	100,000,000
Temporary equity, redemption price (in dollars per share)	$ 10.13	$ 10.00
Class A Ordinary Shares included as part of the units
Temporary equity, shares outstanding (in shares)	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued, excluding shares subject to possible redemption (in shares)	0	0
Common stock, shares outstanding, excluding shares subject to possible redemption (in shares)	0	0
Class B Ordinary Shares
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	30,000,000	30,000,000
Common stock, shares issued (in shares)	25,000,000	25,000,000
Common stock, shares outstanding (in shares)	25,000,000	25,000,000